Plant and Equipment, Net - Schedule of Plant and Equipment, Net (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Plant and Equipment, Net [Line Items]
Total	$ 60,047,252	$ 7,649,429	$ 60,781,513
Less: accumulated depreciation	(38,075,855)	(4,850,489)	(38,080,729)
Plant and equipment, net	21,971,397	2,798,940	22,700,784
Plant and machinery [Member]
Schedule of Plant and Equipment, Net [Line Items]
Total	56,403,640	7,185,269	56,914,817
Motor vehicles [Member]
Schedule of Plant and Equipment, Net [Line Items]
Total	1,593,924	203,050	2,045,015
Office equipment [Member]
Schedule of Plant and Equipment, Net [Line Items]
Total	$ 2,049,688	$ 261,110	$ 1,821,681